Credit Facilities and Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Contractual Obligation, Fiscal Year Maturity
At December 31, 2023, the aggregate remaining mandatory principal repayments under the Credit Facility are as follows (assuming no further mandatory principal repayments are required based on excess cash flow or net cash proceeds):

	Total	2024	2025	2026
Initial Term Loan	$280.4	$—	$280.4	$—
Incremental Term Loan (i)	$328.5	$18.25	$18.25	$292.0
(i) This assumes that the conditions required for a December 2026 maturity date are satisfied. If such conditions are not satisfied, the Incremental Term Loan matures (and all amounts outstanding thereunder are payable) in March 2025.
Schedule of Credit Facility Activity
Activity under our Credit Facility for the periods indicated is set forth below:

	Revolver (i)	Term loans
Outstanding balances as of December 31, 2020	$—	$470.4
Amount repaid in Q1 2021	—	(30.0)
Amounts borrowed in Q4 2021	220.0	365.0
Amount repaid in Q4 2021	(220.0)	(145.0)
Outstanding balances as of December 31, 2021	$—	$660.4
Amount repaid in Q1 2022	—	(4.5625)
Amount repaid in Q2 2022	—	(4.5625)
Amount repaid in Q3 2022	—	(4.5625)
Amount repaid in Q4 2022	—	(19.5625)
Outstanding balances as of December 31, 2022	$—	$627.2
Amount repaid in Q1 2023	—	(4.5625)
Amount repaid in Q2 2023	—	(4.5625)
Amount repaid in Q3 2023	—	(4.5625)
Amount repaid in Q4 2023	—	(4.5625)
Outstanding balances as of December 31, 2023	$—	$608.9
(i)    In addition to borrowings for the acquisition of PCI, we drew on the Revolver for short term borrowings during most quarters of 2021, 2022 and 2023, and repaid such borrowings in full within the quarter borrowed. Such intra-quarter borrowings and repayments, other than those related to the acquisition of PCI, are offset against each other, and are excluded from this table. Intra-quarter borrowings (and repayments in equivalent amounts) in Q4 2023, Q3 2023, Q2 2023 and Q1 2023 were a cumulative aggregate of $270, $140, $200 and $281, respectively (Q4 2022, Q3 2022, Q2 2022 and Q1 2022 — $300, $359, $348 and $228, respectively; Q4 2021, Q3 2021, Q2 2021 and Q1 2021 — $300, nil, nil and nil, respectively).

Borrowings Under the Revolving Facility and Term Loan and Lease Obligations
The following table sets forth, at the dates shown: outstanding borrowings under the Credit Facility, excluding ordinary course L/Cs; notional amounts under our interest rate swap agreements, outstanding lease obligations; and information regarding outstanding L/Cs, surety bonds and overdraft facilities:

	Outstanding borrowings		Notional amounts under interest rate swaps (note 20)
	December 31 2022	December 31 2023	December 31 2022	December 31 2023
Borrowings under the Revolver (i)	$—	$—	$—	$—
Borrowings under the Term Loans (i)
Initial Term Loan	$280.4	$280.4	$100.0	$100.0
Incremental Term Loan	346.8	328.5	230.0	230.0
Total	$627.2	$608.9	$330.0	$330.0

Total borrowings under Credit Facility	$627.2	$608.9
Unamortized debt issuance costs related to Term Loans (i)	(3.5)	(2.6)
Lease obligations (ii)	162.4	176.5
	$786.1	$782.8
Total Credit Facility and lease obligations:
Current portion	$52.2	$51.6
Long-term portion	733.9	731.2
	$786.1	$782.8
L/Cs, surety bonds and overdraft facilities:
Outstanding L/Cs under the Revolver	$18.0	$10.5
Outstanding L/Cs and surety bonds outside the Revolver	23.8	16.5
Total	$41.8	$27.0
Available uncommitted bank overdraft facilities	$198.5	$198.5
Amounts outstanding under available uncommitted bank overdraft facilities	$—	$—
(i)    We incur debt issuance costs upon execution of, subsequent security arrangements under, and amendments to, the Credit Facility. Debt issuance costs incurred in 2023 totaling $0.2 (2022 — $0.3; 2021 — $2.2) in connection with the Revolver were deferred as other assets on our consolidated balance sheets and are amortized on a straight line basis over the term (or remaining term, as applicable) of the Revolver. Debt issuance costs incurred in 2023 totaling $0.2 (2022 — $0.3; 2021 — $1.8) in connection with our Term Loans were deferred as long-term debt on our consolidated balance sheets and are amortized over their respective terms using the effective interest rate method. In December 2021, we accelerated the amortization of $2.6 of unamortized deferred financing costs related to the termination of the Terminated Term Loan, which we recorded in other charges (see note 15).
(ii) These lease obligations represent the present value of unpaid lease payment obligations recognized as liabilities at December 31, 2022 and December 31, 2023, respectively, which have been discounted using our incremental borrowing rate on the lease commencement dates. In addition to these lease obligations, we have commitments under additional real property leases not recognized as liabilities at December 31, 2023, because such leases had not yet commenced as of such date. A description of these leases and minimum lease payments thereunder are disclosed in note 24. At December 31, 2023, the current portion of our lease obligations was $34.6 (December 31, 2022 — $35.1) and the long-term portion was $141.9 (December 31, 2022 — $127.3).
Contractual Undiscounted Cash Flows for Lease Obligations
At December 31, 2023, the contractual undiscounted cash flows for lease obligations recognized as of such date were as follows:

Years ending December 31
2024	$43.8
2025	37.5
2026	31.0
2027	21.5
2028	17.1
Thereafter	67.4
$218.3

Other lease-related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2021	2022	2023
Interest expense on lease obligations	$6.6	$8.1	$9.6
Variable lease payments not included in the measurement of lease obligations	$0.9	$1.2	$0.7
Expenses relating to short-term leases or low-value leases	$1.5	$1.8	$1.4
At December 31, 2023, we had commitments (not recognized as liabilities as of such date) under IT support agreements that require future minimum payments as follows:

2024	$22.6
2025	18.3
2026	12.8
2027	11.4
2028	9.7
Thereafter	15.3
Total future minimum payments	$90.1